Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Active International Allocation Portfolio

Emerging Markets Breakout Nations Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Global Franchise Portfolio

Global Quality Portfolio

International Equity Portfolio

The second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Active International Allocation Portfolio—Purchase and Sale of Fund Shares" is hereby deleted.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Breakout Nations Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Small Cap Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Frontier Markets Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Franchise Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—International Equity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMFCLISPROSPT1

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Growth Portfolio

Small Company Growth Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Growth Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Small Company Growth Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMFCLISPROSPT2

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Infrastructure Portfolio

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Infrastructure Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—International Real Estate Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMFCLISPROSPT3

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Asia Opportunity Portfolio

Global Opportunity Portfolio

International Opportunity Portfolio

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Asia Opportunity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—International Opportunity Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMFCLISPROSPT4

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Fixed Income Opportunities Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFEMFIOCLISPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Advantage Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Advantage Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFADVCLISPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Concentrated Portfolio

Global Core Portfolio

US Core Portfolio

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Global Concentrated Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Global Core Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—US Core Portfolio—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMFCLISPROSPT5

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Multi-Asset Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  MSIFMACLISPROSPT